INCOME TAX EXPENSE (Income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [Line Items]
Current tax	$ (588,773)	$ (450,384)	$ (394,045)
Effect of changes in tax law	(28,596)	0	0
Deferred tax	232,485	106,047	(16,821)
Effect of changes in tax law	0	7,455	2,028
Withholding tax on dividend distributions	0	0	(2,690)
Recovery of income tax	15,449	0	0
Income tax expense	(369,435)	(336,882)	$ (411,528)
Argentina
Major components of tax expense (income) [Line Items]
Effect of changes in tax law	$ (28,600)
Withholding tax rate	10.00%
United States
Major components of tax expense (income) [Line Items]
Deferred income tax benefit		$ 5,200